Presentation and Preparation of the Consolidated Financial Statements (Details) - BRL (R$)			6 Months Ended
	Aug. 03, 2026	Sep. 19, 2025	Jun. 30, 2026
Presentation and Preparation of the Consolidated Financial Statements [Line Items]
Percentage of remaining estruturals share capital		47.00%
Consideration acquisition amounts			R$ 748,990,950,280
KOVR Participações S.A [Member]
Presentation and Preparation of the Consolidated Financial Statements [Line Items]
Percentage of share capital	100.00%
Kovr [Member]
Presentation and Preparation of the Consolidated Financial Statements [Line Items]
Consideration acquisition amounts			748,836,954,050.00
Estrutural Corretora [Member]
Presentation and Preparation of the Consolidated Financial Statements [Line Items]
Percentage of share capital	53.00%
Consideration acquisition amounts			R$ 153,996,230